Contingencies and Provisions - Restructuring Provision (Details) - Restructuring provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance - Beginning of fiscal year	$ 2,591	$ 1,106
Expensed during the year	17,503	5,211
Paid during the year	(18,379)	(3,726)
Balance - End of fiscal year	$ 1,715	$ 2,591